Johnson & Johnson Pension and Savings Plans Master Trust - Schedule of Fair Value of Derivatives (Details) - EBP 100 - Master Trust - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Asset	$ 9,088,129	$ 111,456
Liability	22,200,841	41,656,555
Forward Foreign Exchange Contracts
EBP, Master Trust [Line Items]
Asset	0	67,841
Liability	581,001	0
Futures
EBP, Master Trust [Line Items]
Asset	0	0
Liability	2,436,559	4,059,383
Interest Rate Swaps
EBP, Master Trust [Line Items]
Asset	3,140,879	43,615
Liability	0	0
Credit Default Swaps
EBP, Master Trust [Line Items]
Asset	5,947,250	0
Liability	0	3,726,186
Options
EBP, Master Trust [Line Items]
Asset	0	0
Liability	13,381	22,416
Total Return Swaps
EBP, Master Trust [Line Items]
Asset	0	0
Liability	$ 19,169,900	$ 33,848,570